Quarterly Holdings Report
for
Fidelity Advisor® Dividend Growth Fund
August 31, 2023
ADGF-NPRT3-1023
1.805738.119
Common Stocks - 97.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (a)	114,200	4,371
Verizon Communications, Inc.	93,300	3,264
		7,635
Entertainment - 0.3%
Activision Blizzard, Inc.	41,900	3,854
Interactive Media & Services - 1.9%
Alphabet, Inc. Class A (b)	76,100	10,363
Meta Platforms, Inc. Class A (b)	35,700	10,563
		20,926
Media - 1.0%
Comcast Corp. Class A	254,650	11,907
TOTAL COMMUNICATION SERVICES		44,322
CONSUMER DISCRETIONARY - 2.9%
Diversified Consumer Services - 0.7%
H&R Block, Inc.	201,242	8,046
Hotels, Restaurants & Leisure - 1.0%
Churchill Downs, Inc.	19,300	2,418
Domino's Pizza, Inc.	13,000	5,036
Hilton Worldwide Holdings, Inc.	15,400	2,289
Restaurant Brands International, Inc. (c)	24,100	1,674
Starbucks Corp.	100	10
		11,427
Household Durables - 0.9%
D.R. Horton, Inc.	18,900	2,249
JM AB (B Shares)	214,400	2,828
Lennar Corp. Class A	25,100	2,989
Sony Group Corp.	27,400	2,279
		10,345
Specialty Retail - 0.3%
Valvoline, Inc.	78,500	2,704
TOTAL CONSUMER DISCRETIONARY		32,522
CONSUMER STAPLES - 6.5%
Beverages - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)	16,400	4,273
Keurig Dr. Pepper, Inc.	406,900	13,692
The Coca-Cola Co.	67,300	4,027
		21,992
Consumer Staples Distribution & Retail - 1.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	130,700	6,835
Dollar General Corp.	17,900	2,479
Walmart, Inc.	40,400	6,569
		15,883
Food Products - 0.4%
The J.M. Smucker Co.	27,900	4,044
Household Products - 0.7%
Reynolds Consumer Products, Inc.	274,661	7,495
Personal Care Products - 0.3%
Estee Lauder Companies, Inc. Class A	20,500	3,291
Tobacco - 1.8%
Altria Group, Inc.	134,873	5,964
Philip Morris International, Inc.	147,100	14,130
		20,094
TOTAL CONSUMER STAPLES		72,799
ENERGY - 10.7%
Energy Equipment & Services - 3.4%
Baker Hughes Co. Class A	92,800	3,358
Borr Drilling Ltd. (b)	399,200	2,790
Noble Corp. PLC	124,698	6,577
Schlumberger Ltd.	70,000	4,127
Seadrill Ltd. (b)	212,500	10,338
Subsea 7 SA sponsored ADR (c)	221,600	2,884
Tidewater, Inc. (b)	132,200	8,597
		38,671
Oil, Gas & Consumable Fuels - 7.3%
ARC Resources Ltd. (c)	368,000	5,613
Canadian Natural Resources Ltd.	98,900	6,398
Cheniere Energy, Inc.	28,400	4,635
Cool Co. Ltd.	268,400	3,772
Energy Transfer LP	923,700	12,442
Enterprise Products Partners LP	363,200	9,665
Exxon Mobil Corp.	197,022	21,907
Golar LNG Ltd.	140,100	3,096
Reliance Industries Ltd. GDR (a)	133,100	7,733
Sitio Royalties Corp.	122,900	3,122
Viper Energy Partners LP	107,453	2,989
		81,372
TOTAL ENERGY		120,043
FINANCIALS - 12.4%
Banks - 2.8%
Bank of America Corp.	503,900	14,447
Wells Fargo & Co.	401,890	16,594
		31,041
Capital Markets - 2.5%
B. Riley Financial, Inc. (c)	87,900	4,501
Brookfield Corp. Class A	238,300	8,128
Intercontinental Exchange, Inc.	91,100	10,749
S&P Global, Inc.	11,648	4,553
		27,931
Financial Services - 5.3%
Apollo Global Management, Inc.	81,400	7,109
Fidelity National Information Services, Inc.	79,700	4,452
Global Payments, Inc.	56,400	7,145
MasterCard, Inc. Class A	36,500	15,061
Visa, Inc. Class A	106,500	26,165
		59,932
Insurance - 1.8%
Arthur J. Gallagher & Co.	33,200	7,652
Chubb Ltd.	12,600	2,531
Marsh & McLennan Companies, Inc.	31,700	6,181
The Travelers Companies, Inc.	23,400	3,773
		20,137
TOTAL FINANCIALS		139,041
HEALTH CARE - 13.1%
Biotechnology - 1.0%
AbbVie, Inc.	20,200	2,969
Gilead Sciences, Inc.	110,400	8,443
		11,412
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	77,500	3,147
Health Care Providers & Services - 6.5%
Cigna Group	72,200	19,946
CVS Health Corp.	62,700	4,086
Elevance Health, Inc.	15,700	6,940
HCA Holdings, Inc.	23,300	6,461
Humana, Inc.	15,800	7,294
UnitedHealth Group, Inc.	59,697	28,450
		73,177
Life Sciences Tools & Services - 1.9%
Danaher Corp.	42,400	11,236
Thermo Fisher Scientific, Inc.	17,500	9,749
		20,985
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	143,500	8,847
Eli Lilly & Co.	23,100	12,802
Novo Nordisk A/S Series B sponsored ADR	30,000	5,569
Perrigo Co. PLC	111,900	3,917
Roche Holding AG (participation certificate)	11,570	3,396
Royalty Pharma PLC	123,200	3,674
		38,205
TOTAL HEALTH CARE		146,926
INDUSTRIALS - 13.1%
Aerospace & Defense - 4.3%
Airbus Group NV	29,900	4,375
Howmet Aerospace, Inc.	132,300	6,545
L3Harris Technologies, Inc.	13,600	2,422
Lockheed Martin Corp.	6,800	3,049
Northrop Grumman Corp.	9,300	4,028
Spirit AeroSystems Holdings, Inc. Class A	133,000	2,836
Textron, Inc.	84,000	6,528
The Boeing Co. (b)	83,200	18,639
		48,422
Commercial Services & Supplies - 0.8%
GFL Environmental, Inc.	203,500	6,595
The Brink's Co.	32,700	2,479
		9,074
Electrical Equipment - 1.6%
nVent Electric PLC	62,200	3,517
Prysmian SpA	56,900	2,332
Vertiv Holdings Co.	318,400	12,542
		18,391
Industrial Conglomerates - 1.5%
General Electric Co.	96,987	11,101
Hitachi Ltd.	88,800	5,917
		17,018
Machinery - 1.6%
Allison Transmission Holdings, Inc.	295,743	17,878
Marine Transportation - 0.3%
2020 Bulkers Ltd.	216,500	1,852
Himalaya Shipping Ltd. (c)	207,000	1,027
		2,879
Professional Services - 2.2%
Equifax, Inc.	17,500	3,617
Genpact Ltd.	87,400	3,263
Leidos Holdings, Inc.	26,300	2,565
Paycom Software, Inc.	12,900	3,803
SS&C Technologies Holdings, Inc.	191,400	10,990
		24,238
Trading Companies & Distributors - 0.8%
United Rentals, Inc.	7,600	3,622
Watsco, Inc. (c)	14,200	5,177
		8,799
TOTAL INDUSTRIALS		146,699
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 0.5%
Cisco Systems, Inc.	102,100	5,855
Electronic Equipment, Instruments & Components - 0.4%
Jabil, Inc.	38,900	4,451
IT Services - 0.7%
Amdocs Ltd.	85,900	7,662
Semiconductors & Semiconductor Equipment - 8.9%
ASML Holding NV (Netherlands)	3,600	2,367
BE Semiconductor Industries NV	45,100	5,189
Broadcom, Inc.	14,400	13,290
Marvell Technology, Inc.	263,545	15,351
Monolithic Power Systems, Inc.	7,200	3,753
NVIDIA Corp.	69,400	34,252
NXP Semiconductors NV	37,768	7,770
Skyworks Solutions, Inc.	29,000	3,153
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	126,800	11,865
Universal Display Corp.	17,600	2,861
		99,851
Software - 9.5%
Intuit, Inc.	28,300	15,333
Microsoft Corp.	278,300	91,213
		106,546
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	31,296	5,880
Samsung Electronics Co. Ltd.	171,880	8,679
		14,559
TOTAL INFORMATION TECHNOLOGY		238,924
MATERIALS - 5.3%
Chemicals - 0.8%
CF Industries Holdings, Inc.	33,600	2,590
International Flavors & Fragrances, Inc.	31,600	2,226
Shin-Etsu Chemical Co. Ltd.	148,900	4,746
		9,562
Metals & Mining - 4.1%
Agnico Eagle Mines Ltd. (Canada) (c)	88,600	4,302
Arch Resources, Inc. (c)	58,100	7,588
Barrick Gold Corp.	279,500	4,531
First Quantum Minerals Ltd.	47,600	1,279
Freeport-McMoRan, Inc.	128,500	5,128
Glencore PLC	1,044,200	5,575
Newmont Corp.	209,300	8,251
Wheaton Precious Metals Corp.	215,300	9,391
		46,045
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	72,600	4,536
TOTAL MATERIALS		60,143
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	24,400	4,424
Crown Castle International Corp.	47,700	4,794
Digital Realty Trust, Inc.	24,200	3,188
Four Corners Property Trust, Inc.	142,400	3,583
NNN (REIT), Inc.	102,600	4,041
		20,030
UTILITIES - 6.0%
Electric Utilities - 3.8%
Constellation Energy Corp.	69,833	7,274
Edison International	143,600	9,887
Exelon Corp.	137,300	5,508
FirstEnergy Corp.	270,200	9,746
PG&E Corp. (b)	74,466	1,214
Southern Co.	124,100	8,405
		42,034
Gas Utilities - 0.3%
Brookfield Infrastructure Corp. A Shares	98,200	3,815
Independent Power and Renewable Electricity Producers - 1.6%
NextEra Energy Partners LP	76,900	3,836
The AES Corp.	220,900	3,961
Vistra Corp.	333,700	10,485
		18,282
Multi-Utilities - 0.3%
Dominion Energy, Inc.	78,700	3,820
TOTAL UTILITIES		67,951
TOTAL COMMON STOCKS (Cost $904,161)		1,089,400

Money Market Funds - 3.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.43% (d)	28,650,495	28,656
Fidelity Securities Lending Cash Central Fund 5.44% (d)(e)	13,744,918	13,746
TOTAL MONEY MARKET FUNDS (Cost $42,402)		42,402

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $946,563)	1,131,802
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(8,927)
NET ASSETS - 100.0%	1,122,875

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,104,000 or 1.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	43,415	311,169	325,928	710	-	-	28,656	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	26,109	119,329	131,692	81	-	-	13,746	0.0%
Total	69,524	430,498	457,620	791	-	-	42,402

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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